Related party transactions - Schedule of Amounts Due from/to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party transactions
Amounts due from	$ 106	$ 467
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Amounts due to related parties	$ 24,472	$ 1,378
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Dividends payable		$ 0
Related Party
Related party transactions
Dividends payable	$ 22,622	0
Related Party | Xiaomi Group
Related party transactions
Amounts due to related parties	1,462	1,193
Others
Related party transactions
Amounts due to related parties	$ 388	$ 185